Short-term bonds	12 Months Ended
Dec. 31, 2017
Short-term bonds [abstract]
Short-term bonds
29	Short-term bonds

The Company issued unsecured super short-term bonds with face values of RMB3 billion and RMB3 billion bearing annual interest rates of 2.50% and 2.60% in August 2016 and October 2016. Such bonds are denominated in RMB, issued at par and mature in 365 days. The annual effective interest rates of these bonds are 2.91% and 3.01%.The bonds had matured and were fully repaid in August 2017 and October 2017 respectively.

The Company issued unsecured super short-term bonds with face values of RMB4 billion, RMB3 billion, RMB3 billion, RMB4 billion, RMB2 billion, RMB3 billion and RMB2 billion bearing annual interest rates of 2.42%, 2.62%, 2.73%, 2.50%, 2.79%, 2.98% and 3.45% in April 2016, April 2016, May 2016, July 2016, November 2016, November 2016 and December 2016, respectively. Such bonds are denominated in RMB, issued at face value and mature in 270 days, 270 days, 270 days, 270 days, 270 days, 180 days and 270 days from the issuance dates. The annual effective interest rates of these bonds are 2.73%, 2.93%, 3.04%, 2.81%, 3.10%, 3.19%, and 3.78%, respectively. These bonds were fully repaid in January 2017, January 2017, February 2017, April 2017, August 2017, May 2017, and September 2017, respectively.

The Company issued unsecured super short-term bonds with face values of RMB4 billion RMB3 billion, RMB3 billion RMB4 billion, RMB2 billion, RMB4 billion, RMB4 billion, RMB2 billion, RMB1 billion and RMB4 billion bearing annual interest rates of 3.40%, 3.67%, 3.60%, 3.60%, 4.19%, 3.96% 4.10%, 4.19%, 4.17% and 4.17% in January 2017, February 2017, March 2017, April 2017, June 2017, August 2017, October 2017, November 2017, November 2017 and December 2017, respectively. Such bonds are denominated in RMB, issued at face value and mature in 270 days, 270days, 180 days, 90 days, 150 days, 60 days, 180 days, 180 days, 180 days and 90 days from the issuance dates. The annual effective interest rates of these bonds are 3.85%, 3.76%, 3.76%, 3.68%, 4.24%, 4.00%, 4.22%, 4.35%, 4.19%, and 4.35%, respectively. The six bonds issued in January 2017, February 2017, March 2017, April 2017, June 2017 and August 2017 were fully repaid in October 2017, November 2017, September 2017, July 2017, November 2017 and October 2017, respectively. As at 31 December 2017, interest payables for the outstanding bonds amounted to approximately RMB33.70 million, RMB10.80 million, RMB4.57 million and RMB14.17 million, respectively.